Dividends - Additional Information (Detail) - ARS ($)				12 Months Ended
	Apr. 27, 2021	Sep. 22, 2020	Apr. 25, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 05, 2020
Disclosure Of Dividends [Line Items]
Dividend	$ 1,925,903,000		$ 2,000,000,000	$ 5,467,754,000
Dividend per share	$ 1.02		$ 1.40
Retained earnings				(89,040,327,000)	$ (154,345,775,000)
Optional Reserve for Future Income Distribution [member]
Disclosure Of Dividends [Line Items]
Dividend	$ 1,500,000,000
Dividend per share						$ 1.19
Retained earnings				7,512,568,000	$ 4,000,000,000
Increase decrease in reserve		$ 1,700,000,000		$ 2,856,661,000